LEASES - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Components of lease expense:
Operating lease cost	$ 1,223	$ 3,669
Short-term lease cost	463	1,480
Sublease income	(38)	(86)
Total lease cost	$ 1,648	$ 5,063